United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2003.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/12/03


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      202     1556 SH       SOLE                     1556
Abbott Labs                    COM              002824100      342     9100 SH       SOLE                     9100
Affiliated Computer Services   COM              008190100     1764    39855 SH       SOLE                    39855
Ambac Financial                COM              023139108     4225    83625 SH       SOLE                    83625
Applebees Int'l                COM              037899101     2256    80440 SH       SOLE                    80440
BB&T                           COM              054937107      257     8170 SH       SOLE                     8170
BEA Systems                    COM              073325102      141    13800 SH       SOLE                    13800
BISYS Group                    COM              055472104     1511    92600 SH       SOLE                    92600
BP PLC                         COM                             252     6538 SH       SOLE                     6538
Bank of America                COM              060505104     5553    83082 SH       SOLE                    83082
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cintas                         COM              172908105      734    22304 SH       SOLE                    22304
Cisco Systems                  COM              17275R102     7551   581765 SH       SOLE                   581765
Comerica                       COM              200340107      269     7112 SH       SOLE                     7112
DENTSPLY Intl                  COM              249030107     2418    69490 SH       SOLE                    69490
Dow Chemical                   COM              260543103      349    12636 SH       SOLE                    12636
Ecolab                         COM              278865100      527    10685 SH       SOLE                    10685
Edge Pete Corp                 COM              279862106       91    21809 SH       SOLE                    21809
Exxon Mobil                    COM              30231G102     3567   102058 SH       SOLE                   102058
General Electric               COM              369604103     4042   158497 SH       SOLE                   158497
IBM                            COM              459200101      342     4364 SH       SOLE                     4364
Intel                          COM              458140100      166    10208 SH       SOLE                    10208
International Game Tech        COM              459902102      502     6130 SH       SOLE                     6130
Jacobs Engineering             COM              469814107     4828   114930 SH       SOLE                   114930
Johnson & Johnson              COM              478160104     4522    78137 SH       SOLE                    78137
L-3 Communications             COM              502424104     1091    27154 SH       SOLE                    27154
LabCorp                        COM              50540R409     2783    93855 SH       SOLE                    93855
Liberty Media                  COM              530718105      168    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      452    45686 SH       SOLE                    45686
Linear Technology              COM              535678106     4383   141980 SH       SOLE                   141980
Lowes Companies                COM              548661107      990    24260 SH       SOLE                    24260
MBNA                           COM              55262L100     4878   324143 SH       SOLE                   324143
Mack Cali                      COM              554489104     1466    47320 SH       SOLE                    47320
Maxim Integrated               COM              57772K101     1466    40578 SH       SOLE                    40578
McCormick & Co Vtg             COM              579780107      472    19558 SH       SOLE                    19558
McDonald's                     COM              580135101      182    12587 SH       SOLE                    12587
Medtronic                      COM              585055106     4919   109013 SH       SOLE                   109013
Merck                          COM              589331107     3650    66638 SH       SOLE                    66638
Microsoft                      COM              594918104     5777   238620 SH       SOLE                   238620
Northrop Grumman               COM              666807102     1032    12030 SH       SOLE                    12030
Omnicom Group                  COM              681919106     5357    98900 SH       SOLE                    98900
PepsiCo                        COM              713448108      648    16209 SH       SOLE                    16209
Pfizer                         COM              717081103     4276   137226 SH       SOLE                   137226
Procter & Gamble               COM              742718109      652     7324 SH       SOLE                     7324
QUALCOMM                       COM              747525103     2961    82111 SH       SOLE                    82111
Raytheon                       COM              755111507     1676    59060 SH       SOLE                    59060
Sprint PCS                     COM              852061506      157    36000 SH       SOLE                    36000
St. Jude Medical               COM              790849103     1862    38185 SH       SOLE                    38185
Symantec                       COM              871503108      284     7240 SH       SOLE                     7240
Sysco                          COM              871829107     1611    63325 SH       SOLE                    63325
Verizon Communication          COM              92343V104      308     8726 SH       SOLE                     8726
Wal-Mart Stores                COM              931142103      305     5856 SH       SOLE                     5856
Walgreen                       COM              931422109     6667   226160 SH       SOLE                   226160
Washington REIT                COM              939653101      263    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     2820    62681 SH       SOLE                    62681
Xilinx                         COM              983919101     2783   118870 SH       SOLE                   118870
Invesco High Yield Fund                                         40 11760.769SH       SOLE                11760.769